Financial instruments	12 Months Ended
Dec. 31, 2020
Financial instruments
Financial instruments

26.Financial instruments

As part of its operations, the Company carries a number of financial instruments. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments except as otherwise disclosed. The Company’s overall risk management program focuses on the unpredictability of the financial market and seeks to minimize potential adverse effects on the Company’s financial performance. The Company does not use derivative financial instruments to hedge these risks.

Foreign currency risk

The Company enters into transactions denominated in US dollars for which the related revenues, expenses, accounts receivable and accounts payable and accrued liabilities balances are subject to exchange rate fluctuations.

As at December 31, the following items are denominated in US dollars:

	2020	2019
	CDN	CDN
	$	$
Cash	1,366,627	74,749
Accounts receivable	621,817	28,704
Accounts payable and accrued liabilities	(252,463)	(403,273)
Total	1,735,981	(299,820)

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

Sensitivity analysis

At December 31, 2020, if the US Dollar changes by 10% against the Canadian dollar with all other variables held constant, the impact on pre-tax gain or loss for the year ended December 31, 2020 would have been $174,000 (December 31, 2019 – ($30,000).

Credit risk and credit concentration

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The maximum credit risk to which the Company is exposed as at December 31, 2020 represents the carrying amount of cash and cash equivalents, accounts receivable and royalties receivable. Cash and cash equivalents, which only comprise guaranteed investment certificates redeemable on relatively short notice by the Company, are held with major North American financial institutions. The Company manages its credit risk by performing credit assessments of its customers. The Company does not generally require collateral or other security from customers on accounts receivable. The Company believes that there is no unusual exposure associated with the collection of these receivables. During the year ended December 31, 2020, two customers accounted for 79% (December 31, 2019 – five customers for 77%) of revenues from operations.

	2020			2019
		% of total		% of total
	Revenues	revenues	Revenues	revenues
	$	%	$	%
Customer 1	9,523,353	53	1,166,705	24
Customer 2	4,444,022	26	835,142	17
Customer 3	—	—	637,841	13
Customer 4	—	—	560,916	12
Customer 5	—	—	525,556	11
Total	13,967,375	79	3,726,160	77

Two customers accounted for 69% (December 31, 2019 – three customers for 93%) of trade accounts receivable with amounts owing to the Company of $1,211,177 (2019 - $96,874), representing the Company’s major credit risk exposure. Credit concentration is determined based on customers representing 10% or more of total revenues and/or total accounts receivable.

The royalties receivables are due from a company in which the Company has a strategic investments. The Company does not have collateral or other security associated with the collection of this receivable.

Fair value of financial instruments

The fair value represents the amount that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. The fair value estimates are calculated at a specific date taking into consideration assumptions regarding the amounts, the timing of estimated future cash flows and discount rates. Accordingly, due to its approximate and subjective nature, the fair value must not be interpreted as being realizable in an immediate settlement of the financial instruments.

There are three levels of fair value that reflect the significance of inputs used in determining fair values of financial instruments:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 — inputs for the asset or liability that are not based on observable market data.

The fair values of cash and cash equivalents, trade accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to their short-term maturities.

Investments in BGF and HPQ shares are valued at quoted market prices and are classified as Level 1.

Investments in HPQ warrants are valued using the Black-Scholes pricing model and are classified as Level 3.

The fair value of the term loans as at December 31, 2020 is determined using the discounted future cash flows method and management’s estimates for market interest rates for similar issuances. Given their recent issuance, their fair market values correspond to their carrying amount.

Interest rate risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in interest rates. Changes in market interest rates may have an effect on the cash flows associated with some financial assets and liabilities, known as cash flow risk, and on the fair value of other financial assets or liabilities, known as price risk, and on the fair value of investments or liabilities, known as price risks. The Company is exposed to a risk of fair value on cash equivalents, and term loans as those financial instruments bear interest at fixed rates.

Price risk

Price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market price (other than those arising from foreign currency risk and interest risk), whether those changes are caused by factors specific to the individual financial instrument or its issuers or factors affecting all similar financial instruments traded in the market. The most significant exposure to the price risk for the Company arises from its investments in shares and warrants of public companies quoted on the TSXV Exchange. If equity prices had increased or decreased by 25% as at December 31, 2020, with all other variables held constant, the Company’s investments would have increased or decreased respectively, by approximately $11,874,375 (December 31, 2019 15% - $241,000).

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivery of cash or another financial asset. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities.

The following table summarizes the contractual amounts payable and maturities of financial liabilities as at December 31, 2020:

		Total
	Carrying	contractual	Less than
	value	amount	one year	2-3 years	4-5 years	Over 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	4,708,051	4,708,051	4,708,051		—
Term loans	112,707	197,824	14,389	73,495	62,823	47,117
	4,820,758	4,905,875	4,722,440	73,495	62,823	47,117